SHARE-BASED PAYMENTS - RSU's (Details) - Restricted share units	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 EquityInstruments	Dec. 31, 2025 shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 EquityInstruments	Dec. 31, 2024 $ / shares
Disclosure of Equity Instruments other than options
Outstanding, beginning balance		821,040	821,040		580,219
Awarded		392,246			409,014
Vested and settled (in shares)		(213,750)			(161,343)
Forfeitures during the Year		(44,670)			(6,850)
Outstanding, ending balance		954,866	954,866		821,040
The weighted average price | $ / shares				$ 13.11		$ 5.14
2025
Disclosure of Equity Instruments other than options
Outstanding, beginning balance		469,729
Outstanding, ending balance		260,991			469,729
2026
Disclosure of Equity Instruments other than options
Outstanding, beginning balance		221,450
Outstanding, ending balance		338,925			221,450
2027
Disclosure of Equity Instruments other than options
Outstanding, beginning balance		129,861
Outstanding, ending balance		245,155			129,861
2028
Disclosure of Equity Instruments other than options
Outstanding, ending balance		109,795
After award date year one
Disclosure of Equity Instruments other than options
Vesting of stock options ( as a percentage)	33.33%
After award date year two
Disclosure of Equity Instruments other than options
Vesting of stock options ( as a percentage)	33.33%
After award date year three
Disclosure of Equity Instruments other than options
Vesting of stock options ( as a percentage)	33.33%